Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 8,836	$ 4,235
Accounts receivable	268	30
Research and development tax credit receivable	610	1,121
Prepaid expenses and other current assets	811	1,056
Total current assets	10,525	6,442
Property, plant and equipment, net	455	602
Right-of-use assets, net	285	475
Other assets, non-current	7	6
Total assets	11,272	7,525
Current liabilities
Accounts payable and accrued expenses	1,178	931
Lease liabilities, current	230	206
Income tax payable		22
Other current liabilities	360	244
Total current liabilities	1,768	1,403
Lease liabilities, non-current	19	239
Warrant liability	1,372
Total liabilities	3,159	1,642
Commitments and contingencies (Note 7)
Stockholders' equity:
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, 13,765 and zero shares issued and outstanding, at December 31, 2023 and December 31, 2022, respectively
Common stock, par value $0.0001 per share, 300,000,000 shares authorized, 889,668 and 771,054 shares issued and outstanding, at December 31, 2023 and December 31, 2022, respectively
Additional paid-in capital	104,757	92,933
Accumulated other comprehensive loss	(1,578)	(483)
Accumulated deficit	(95,066)	(86,567)
Total stockholders' equity	8,113	5,883
Total liabilities and stockholders' equity	$ 11,272	$ 7,525